Document and Entity Information	Jan. 30, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2020
Entity Registrant Name	WORLD ACCEPTANCE CORPORATION
Entity Incorporation, State or Country Code	SC
Entity File Number	000-19599
Entity Tax Identification Number	57-0425114
Entity Address, Address Line One	108 Frederick Street
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29607
City Area Code	864
Local Phone Number	298-9800
Entity Information, Former Legal or Registered Name	n/a
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000108385
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	WRLD
Security Exchange Name	NASDAQ